UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lorem Associates
Address: P O Box 11648
         Santa Ana, CA  92711

13F File Number:  28-11549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger A. Bowers
Title:     Chief Compliance Officer
Phone:     714-730-0766

Signature, Place, and Date of Signing:

      /s/ Roger A. Bowers     Santa Ana, CA     October 11, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $51,942 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN FINL GROUP INC OHIO    COM             025932104      723    25350 SH       Sole                    14700        0    10650
AMERICAN INTL GROUP INC         COM             026874107     1831    27061 SH       Sole                    12853        0    14208
AMERICAN NATL INS CO            COM             028591105     2817    21412 SH       Sole                    10600        0    10812
ARROW ELECTRS INC               COM             042735100      361     8500 SH       Sole                        0        0     8500
BEAZER HOMES USA INC            COM             07556Q105     1479   179300 SH       Sole                    78700        0   100600
BLACK & DECKER CORP             COM             091797100      417     5000 SH       Sole                     3200        0     1800
BORG WARNER INC                 COM             099724106     5126    56000 SH       Sole                    29800        0    26200
CARDINAL HEALTH INC             COM             14149Y108     1890    30229 SH       Sole                    14700        0    15529
CON-WAY INC                     COM             205944101      598    13000 SH       Sole                     6600        0     6400
COOPER INDS LTD                 CL A            G24182100     1747    34200 SH       Sole                    14600        0    19600
DOW CHEM CO                     COM             260543103     2162    50200 SH       Sole                    26500        0    23700
KB HOME                         COM             48666K109     2601   103800 SH       Sole                    56200        0    47600
KEYCORP NEW                     COM             493267108     1138    35200 SH       Sole                     7200        0    28000
LUBRIZOL CORP                   COM             549271104     2114    32500 SH       Sole                    21500        0    11000
NEWFIELD EXPL CO                COM             651290108     3188    66200 SH       Sole                    39800        0    26400
OLIN CORP                       COM PAR $1      680665205     3694   165100 SH       Sole                    83200        0    81900
QUAKER CHEM CORP                COM             747316107     1115    47400 SH       Sole                    32900        0    14500
QUANEX CORP                     COM             747620102     3563    75850 SH       Sole                    53675        0    22175
SELECTIVE INS GROUP INC         COM             816300107     1002    47100 SH       Sole                    21600        0    25500
STANDEX INTL CORP               COM             854231107     2238   108200 SH       Sole                    54100        0    54100
STEWART INFORMATION SVCS COR    COM             860372101     3084    90000 SH       Sole                    44500        0    45500
STONE ENERGY CORP               COM             861642106     1396    34900 SH       Sole                    22200        0    12700
TEXTRON INC                     COM             883203101     4255    68400 SH       Sole                    30800        0    37600
TRAVELERS COMPANIES INC         COM             89417E109     2175    43200 SH       Sole                    18700        0    24500
WELLS FARGO & CO NEW            COM             949746101      712    20000 SH       Sole                        0        0    20000
ZALE CORP NEW                   COM             988858106      516    22300 SH       Sole                    13600        0     8700